Concentrations of Credit Risk - Additional Information (Detail) (USD $)	Dec. 31, 2013	Oct. 31, 2008
Risks And Uncertainties [Abstract]
FDIC increased its deposit coverage on all accounts		$ 250,000
Deposit with bank insured amount	250,000
Total FHLB deposits	3,800,000
Total deposits at federal reserve	$ 15,400,000